Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Plan’s management evaluated subsequent events through June 17, 2026, the date the financial statements were available to be issued and determined that there were no subsequent events to be recognized or disclosed in the financial statements.